CONSOLIDATED STATEMENT OF CASH FLOWS (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Restricted Cash	$ 0.0	$ 179.3	$ 0.0	$ 53.0
Restricted Cash, Asset, Statement of Financial Position [Extensible List]	Other Assets, Noncurrent	Other Assets, Noncurrent	Other Assets, Noncurrent